Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 7.19%
FNMA %%	2.50%	7-25-2051	$13,285,000	$ 13,553,878
Total Agency securities (Cost $13,555,371)				13,553,878
Asset-backed securities: 9.34%
Aqua Finance Trust Series 2019-A Class A 144A	3.14	7-16-2040	435,317	442,799
Aqua Finance Trust Series 2021-A Class A 144A	1.54	7-17-2046	760,545	753,755
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	1,195,000	1,211,152
BCC Funding Corporation Series 2019-1A Class D 144A	3.94	7-20-2027	1,300,000	1,302,120
Brean Asset-Backed Securities Trust 2021-RM2 Class A 144A±±	1.75	10-25-2061	994,349	960,486
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	1,000,000	995,290
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	1,064,825	1,063,214
CommonBond Student Loan Trust Series 2018-CGS Class C 144A	4.35	2-25-2046	96,509	98,423
CPS Auto Receivables Trust 2021-A Class D 144A	1.16	12-15-2026	1,320,000	1,305,624
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	295,202	300,439
Driven Brands Funding LLC Series 2019-2A Class A2 144A	3.98	10-20-2049	343,000	357,816
Dryden Senior Loan Fund Series 2017-50A Class C (3 Month LIBOR +2.25%) 144A±	2.37	7-15-2030	1,000,000	999,506
Harley Marine Financing LLC Barge Series 2018-1A Class A2 144A	5.68	5-15-2043	620,881	615,650
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	1,000,000	992,923
Pagaya AI Debt Selection Trust Series 2021-3 Class B 144A	1.74	5-15-2029	1,000,000	979,261
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	306,496
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	706,181
SoFi Consumer Loan Program Trust Series 2018-4 Class D 144A	4.76	11-26-2027	300,000	304,498
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	308,247
Taco Bell Funding LLC Series 2016-1A Class A2 144A	4.97	5-25-2046	1,432,500	1,494,603
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	790,000	774,407
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	243,891	267,152
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	358,200	357,646
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	698,250	708,782
Total Asset-backed securities (Cost $17,648,073)				17,606,470
Convertible debentures: 1.00%
Consumer discretionary: 0.34%
Hotels, restaurants & leisure: 0.34%
Royal Caribbean Group	4.25	6-15-2023	500,000	636,250
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  1

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.66%
Oil, gas & consumable fuels: 0.66%
EQT Corporation	1.75%	5-1-2026	$750,000	$ 1,249,875
Total Convertible debentures (Cost $1,333,167)				1,886,125
Corporate bonds and notes: 24.56%
Communication services: 2.57%
Diversified telecommunication services: 0.05%
Cablevision Lightpath LLC 144A	5.63	9-15-2028	100,000	98,581
Entertainment: 0.27%
Seaworld Parks & Entertainment 144A	5.25	8-15-2029	500,000	509,128
Media: 2.19%
Block Communications Incorporated 144A	4.88	3-1-2028	150,000	150,000
CCO Holdings LLC 144A	4.50	8-15-2030	175,000	179,058
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	60,000	62,086
CSC Holdings LLC 144A	4.63	12-1-2030	500,000	473,125
DIRECTV Holdings LLC 144A	5.75	12-1-2028	300,000	303,000
DIRECTV Holdings LLC 144A	5.88	8-15-2027	15,000	15,356
Gray Escrow II Incorporated 144A	5.38	11-15-2031	400,000	411,500
Gray Television Incorporated 144A	4.75	10-15-2030	150,000	149,063
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	150,000	158,118
Nielsen Finance LLC 144A	5.88	10-1-2030	275,000	290,356
Outfront Media Capital Corporation 144A	4.63	3-15-2030	175,000	174,563
QVC Incorporated	4.75	2-15-2027	500,000	514,130
Salem Media Group Incorporated 144A«	6.75	6-1-2024	135,000	135,000
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	545,000	553,856
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	125,000	131,320
Townsquare Media Incorporated 144A	6.88	2-1-2026	400,000	424,500
				4,125,031
Wireless telecommunication services: 0.06%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	105,000	111,300
Consumer discretionary: 2.05%
Auto components: 0.33%
Adient Global Holdings 144A	3.50	8-15-2024	515,000	592,980
Allison Transmission Incorporated 144A	5.88	6-1-2029	35,000	38,063
				631,043
Automobiles: 0.11%
Ford Motor Company	3.25	2-12-2032	200,000	204,800
Hotels, restaurants & leisure: 1.02%
Carnival Corporation 144A	7.63	3-1-2026	360,000	377,370
Las Vegas Sands Corporation	3.20	8-8-2024	1,000,000	1,018,092
NCL Corporation Limited 144A	12.25	5-15-2024	260,000	308,100
Royal Caribbean Group 144A	5.50	8-31-2026	125,000	127,100
Royal Caribbean Group 144A	5.50	4-1-2028	95,000	96,098
				1,926,760
See accompanying consolidated notes to portfolio of investments

2  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.05%
Allied Universal Holdco LLC 144A	6.63%	7-15-2026	$85,000	$ 89,182
Leisure products: 0.15%
Mattel Incorporated 144A	3.75	4-1-2029	270,000	279,788
Specialty retail: 0.39%
Lithia Motors Incorporated 144A	4.63	12-15-2027	200,000	210,360
NMG Holding Company Incorporated 144A	7.13	4-1-2026	500,000	530,685
				741,045
Consumer staples: 0.29%
Food products: 0.29%
CHS Incorporated 144A	6.63	2-15-2025	140,000	144,900
CHS Incorporated 144A	6.88	4-15-2029	400,000	407,500
				552,400
Energy: 3.97%
Energy equipment & services: 0.71%
Bristow Group Incorporated 144A	6.88	3-1-2028	500,000	520,110
Hilcorp Energy Company 144A	5.75	2-1-2029	55,000	56,690
Hilcorp Energy Company 144A	6.00	2-1-2031	55,000	56,788
Oceaneering International Incorporated	6.00	2-1-2028	400,000	392,436
Pattern Energy Operations LP 144A	4.50	8-15-2028	300,000	311,250
				1,337,274
Oil, gas & consumable fuels: 3.26%
Aethon United 144A	8.25	2-15-2026	500,000	537,100
Antero Resources Corporation 144A	8.38	7-15-2026	23,000	26,187
Buckeye Partners LP	5.85	11-15-2043	100,000	98,126
Cheniere Energy Partners LP 144A	3.25	1-31-2032	270,000	272,700
DCP Midstream Operating Company	5.13	5-15-2029	500,000	565,000
Encino Acquisition Partners Company 144A	8.50	5-1-2028	425,000	441,469
EnLink Midstream Partners LP	5.05	4-1-2045	115,000	110,975
EnLink Midstream Partners LP	5.38	6-1-2029	310,000	316,975
Murphy Oil Corporation	5.75	8-15-2025	155,000	159,321
Murphy Oil Corporation	5.88	12-1-2027	200,000	206,494
Nabors Industries Incorporated 144A	7.38	5-15-2027	230,000	238,094
New Fortress Energy Incorporated 144A	6.50	9-30-2026	470,000	466,475
Occidental Petroleum Corporation	4.63	6-15-2045	200,000	207,500
Occidental Petroleum Corporation	6.20	3-15-2040	50,000	61,500
Occidental Petroleum Corporation	6.45	9-15-2036	420,000	535,502
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	340,000	384,202
Southwestern Energy Company	4.75	2-1-2032	55,000	57,921
Southwestern Energy Company	7.75	10-1-2027	225,000	242,719
Sunoco Logistics Partner LP	5.40	10-1-2047	750,000	880,097
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	95,000	95,000
Veture Global LNG, Incorporated 144A	3.88	11-1-2033	30,000	31,517
Western Midstream Operating LP	5.30	3-1-2048	175,000	210,876
				6,145,750
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  3

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 8.24%
Banks: 2.03%
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73%	7-22-2027	$1,000,000	$ 992,717
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	298,125
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.42%) ʊ±	3.88	2-18-2026	750,000	750,000
JPMorgan Chase & Company (U.S. SOFR +3.13%) ʊ±	4.60	2-1-2025	500,000	513,125
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	350,000	358,565
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	104,250
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	265,470
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-1-2025	500,000	536,446
				3,818,698
Capital markets: 2.06%
Bank of New York Mellon Corporation (5 Year Treasury Constant Maturity +4.36%) ʊ±	4.70	9-22-2025	185,000	197,349
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ʊ±	5.38	6-2-2025	750,000	817,500
Coinbase Global Incorporated 144A	3.63	10-1-2031	165,000	151,800
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	750,000	738,447
Goldman Sachs Group Incorporated (5 Year Treasury Constant Maturity +2.97%) ʊ±	3.80	5-10-2026	1,000,000	995,000
Owl Rock Capital Corporation	2.63	1-15-2027	1,000,000	978,080
				3,878,176
Consumer finance: 1.11%
Firstcash Incorporated 144A	5.63	1-1-2030	95,000	96,822
Ford Motor Credit Company LLC	4.39	1-8-2026	175,000	188,563
Ford Motor Credit Company LLC	5.11	5-3-2029	275,000	312,469
General Motors Financial Company (5 Year Treasury Constant Maturity +5.00%) ʊ±	5.70	9-30-2030	500,000	570,000
Navient Corporation	5.00	3-15-2027	70,000	71,390
Navient Corporation	5.63	8-1-2033	100,000	95,251
PRA Group Incorporated 144A	5.00	10-1-2029	265,000	265,663
PROG Holdings Incorporated 144A	6.00	11-15-2029	85,000	87,462
Rocket Mortgage LLC 144A	2.88	10-15-2026	165,000	163,763
Springleaf Finance Corporation	6.63	1-15-2028	225,000	252,000
				2,103,383
Insurance: 2.55%
Amwins Group Incorporated 144A	4.88	6-30-2029	80,000	80,800
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	500,000	491,250
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	261,222
HUB International Limited 144A	5.63	12-1-2029	55,000	56,662
Maple Grove Funding Trust 144A	4.16	8-15-2051	900,000	926,690
Markel Corporation (5 Year Treasury Constant Maturity +5.66%) ʊ±	6.00	6-2-2025	1,000,000	1,096,250
MetLife Incorporated	6.40	12-15-2066	1,200,000	1,476,259
See accompanying consolidated notes to portfolio of investments

4  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
OneAmerica Financial Partners Incorporated 144A«	4.25%	10-15-2050	$130,000	$ 140,933
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.04%) ±	3.70	10-1-2050	270,000	273,129
				4,803,195
Thrifts & mortgage finance: 0.49%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	325,000	327,122
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	50,000	51,250
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	150,000	151,500
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	400,000	392,500
				922,372
Health care: 0.45%
Health care equipment & supplies: 0.08%
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	150,000	152,046
Health care providers & services: 0.37%
AdaptHealth LLC 144A	4.63	8-1-2029	45,000	45,000
Air Methods Corporation 144A«	8.00	5-15-2025	385,000	329,656
Select Medical Corporation 144A	6.25	8-15-2026	205,000	217,145
Vizient Incorporated 144A	6.25	5-15-2027	105,000	109,594
				701,395
Industrials: 3.09%
Aerospace & defense: 0.16%
TransDigm Group Incorporated	4.88	5-1-2029	300,000	301,290
Airlines: 1.52%
Alaska Airlines 144A	4.80	2-15-2029	170,498	186,276
American Airlines Group Incorporated 144A	5.75	4-20-2029	150,000	160,308
Delta Air Lines Incorporated «	3.75	10-28-2029	345,000	353,570
Delta Air Lines Incorporated 144A	4.50	10-20-2025	400,000	420,405
Delta Air Lines Incorporated 144A	4.75	10-20-2028	150,000	163,797
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	395,000	413,269
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	750,000	800,625
United Airlines Incorporated 144A	4.63	4-15-2029	350,000	360,938
				2,859,188
Commercial services & supplies: 0.39%
CoreCivic Incorporated «	8.25	4-15-2026	710,000	741,950
Industrial conglomerates: 0.53%
General Electric Company (3 Month LIBOR +3.33%) ±	3.53	12-29-2049	1,000,000	990,000
Road & rail: 0.06%
Uber Technologies Incorporated 144A	4.50	8-15-2029	120,000	122,201
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  5

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.34%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50%	5-1-2028	$430,000	$ 438,213
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	199,000	205,716
				643,929
Transportation infrastructure: 0.09%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	162,506
Information technology: 0.59%
Communications equipment: 0.22%
CommScope Technologies LLC 144A	5.00	3-15-2027	200,000	187,000
CommScope Technologies LLC 144A	8.25	3-1-2027	225,000	231,230
				418,230
IT services: 0.09%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	150,000	169,500
Software: 0.28%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	105,000	106,444
MPH Acquisition Holdings LLC 144A«	5.75	11-1-2028	440,000	418,440
				524,884
Materials: 0.25%
Metals & mining: 0.25%
Arches Buyer Incorporated 144A	6.13	12-1-2028	80,000	80,500
Cleveland-Cliffs Incorporated	5.88	6-1-2027	275,000	286,344
Freeport-McMoRan Incorporated	4.13	3-1-2028	100,000	103,750
				470,594
Real estate: 1.45%
Equity REITs: 1.45%
EPR Properties	3.75	8-15-2029	500,000	504,630
GLP Capital LP	4.00	1-15-2031	1,000,000	1,066,990
Service Properties Trust Company	3.95	1-15-2028	50,000	45,769
Service Properties Trust Company	4.38	2-15-2030	50,000	46,000
Service Properties Trust Company	4.75	10-1-2026	25,000	24,313
Service Properties Trust Company	4.95	2-15-2027	325,000	315,250
Service Properties Trust Company	5.25	2-15-2026	50,000	49,322
Simon Property Group LP	3.80	7-15-2050	120,000	134,563
WEA Finance LLC 144A	4.75	9-17-2044	500,000	538,434
				2,725,271
Utilities: 1.61%
Electric utilities: 1.53%
NRG Energy Incorporated 144A	4.45	6-15-2029	1,500,000	1,631,742
Oglethorpe Power Corporation	4.25	4-1-2046	400,000	428,701
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00	1-15-2051	500,000	511,250
Vistra Operations Company LLC 144A	4.38	5-1-2029	300,000	300,489
				2,872,182
See accompanying consolidated notes to portfolio of investments

6  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Independent power & renewable electricity producers: 0.08%
NSG Holdings LLC 144A«	7.75%	12-15-2025		$46,471	$ 49,666
TerraForm Power Operating LLC 144A	4.75	1-15-2030		100,000	104,837
					154,503
Total Corporate bonds and notes (Cost $44,118,337)					46,287,575
Foreign corporate bonds and notes: 9.28%
Communication services: 0.83%
Media: 0.83%
SES SA Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%) ʊ±	2.88	5-27-2026	EUR	575,000	655,456
Tele Columbus AG 144A	3.88	5-2-2025	EUR	510,000	571,925
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	300,000	332,601
					1,559,982
Consumer discretionary: 1.02%
Auto components: 0.45%
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	800,000	850,459
Automobiles: 0.32%
Peugeot SA Company	2.00	3-20-2025	EUR	500,000	597,826
Diversified consumer services: 0.25%
Intertrust Group BV 144A	3.38	11-15-2025	EUR	400,000	463,369
Consumer staples: 2.08%
Food & staples retailing: 1.08%
Casino Guichard Perracho SA	3.58	2-7-2025	EUR	400,000	438,746
Foodco Bondco SL 144A	6.25	5-15-2026	EUR	400,000	417,602
Iceland Bondco plc 144A	4.38	5-15-2028	GBP	1,000,000	1,180,983
					2,037,331
Food products: 0.53%
Danone SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.43%) ʊ±	1.75	3-23-2023	EUR	400,000	461,889
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	500,000	524,336
					986,225
Tobacco: 0.47%
BAT International Finance plc	2.25	1-16-2030	EUR	750,000	888,713
Energy: 0.56%
Oil, gas & consumable fuels: 0.56%
Eni SpA	1.13	9-19-2028	EUR	800,000	942,996
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%) ±	3.88	12-29-2049	EUR	100,000	115,236
					1,058,232
Financials: 2.24%
Banks: 1.38%
Asian Development Bank	6.20	10-6-2026	INR	18,450,000	253,138
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  7

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks (continued)
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00%	7-18-2022	EUR	600,000	$ 701,031
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.50%) ±	5.75	6-28-2028	EUR	400,000	488,537
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +10.93%) ʊ±	10.75	3-30-2022	EUR	400,000	466,899
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	600,000	693,282
					2,602,887
Capital markets: 0.33%
International Finance Corporation	6.30	11-25-2024	INR	45,000,000	618,862
Consumer finance: 0.29%
Cellnex Finance Company SA	2.00	9-15-2032	EUR	500,000	546,833
Thrifts & mortgage finance: 0.24%
Deutsche Pfandbriefbank AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.75%) ±	2.88	6-28-2027	EUR	400,000	457,039
Health care: 0.49%
Pharmaceuticals: 0.49%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	750,000	920,786
Industrials: 0.95%
Commercial services & supplies: 0.53%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	450,000	519,369
Prosegur Cash SA	1.38	2-4-2026	EUR	400,000	471,976
					991,345
Containers & packaging: 0.30%
Can-Pack SA 144A	2.38	11-1-2027	EUR	500,000	571,385
Electrical equipment: 0.12%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	200,000	233,575
Real estate: 0.86%
Equity REITs: 0.55%
Aedas Homes Opco SLU 144A	4.00	8-15-2026	EUR	500,000	584,904
Unibail Rodamco SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.68%) ʊ±	2.13	10-25-2023	EUR	400,000	449,316
					1,034,220
Real estate management & development: 0.31%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	500,000	593,466
Utilities: 0.25%
Multi-utilities: 0.25%
EP Infrastructure AS	1.66	4-26-2024	EUR	400,000	467,795
Total Foreign corporate bonds and notes (Cost $17,385,756)					17,480,330
Foreign government bonds: 4.17%
Brazil ¤	0.00	1-1-2024	BRL	7,000,000	1,018,824
See accompanying consolidated notes to portfolio of investments

8  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
Brazil ¤	0.00%	7-1-2024	BRL	12,500,000	$ 1,735,981
Colombia	7.00	5-4-2022	COP	2,000,000,000	497,220
Indonesia	6.50	6-15-2025	IDR	13,500,000,000	997,404
Mexico	6.50	6-9-2022	MXN	13,260,000	647,551
Mexico	6.50	6-9-2022	MXN	7,600,000	371,146
Republic of South Africa	8.75	2-28-2048	ZAR	9,100,000	474,448
Republic of South Africa	10.50	12-21-2026	ZAR	19,000,000	1,318,749
Romania	3.40	3-8-2022	RON	1,500,000	345,023
Russia	6.50	2-28-2024	RUB	35,000,000	450,621
Total Foreign government bonds (Cost $8,575,322)					7,856,967

	Shares
Investment companies: 1.94%
Exchange-traded funds: 1.94%
Invesco Taxable Municipal Bond ETF «	30,600	1,008,576
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF «	92,700	2,651,220
Total Investment companies (Cost $3,793,000)		3,659,796

			Principal
Loans: 3.92%
Communication services: 0.73%
Media: 0.73%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	1.86	4-30-2025	$483,627	482,297
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) ±	3.63	8-21-2026	362,387	357,103
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	5.75	8-2-2027	391,000	391,113
Gray Television Incorporated (3 Month LIBOR +2.50%) ±	2.60	1-2-2026	84,964	84,229
Nexstar Broadcasting Incorporated (3 Month LIBOR +2.25%) ±	2.35	1-17-2024	56,234	56,077
				1,370,819
Consumer discretionary: 0.63%
Auto components: 0.21%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028	397,995	395,416
Household durables: 0.21%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	397,000	396,670
Specialty retail: 0.21%
Rent-A-Center Incorporated (1 Month LIBOR +3.25%) ±	3.75	2-17-2028	397,000	395,761
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  9

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.48%
Oil, gas & consumable fuels: 0.48%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ‡±	4.75%	4-14-2028	$399,000	$ 400,995
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.00	9-29-2028	500,000	498,125
				899,120
Financials: 0.34%
Capital markets: 0.10%
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	3.85	11-9-2026	196,000	194,914
Diversified financial services: 0.08%
Intelsat Jackson Holdings SA (1 Month LIBOR +5.75%) ±	8.00	11-27-2023	140,332	139,922
Insurance: 0.16%
Asurion LLC (1 Month LIBOR +5.25%) ‡±	5.35	1-31-2028	170,000	170,425
Asurion LLC (1 Month LIBOR +5.25%) ±	5.35	1-20-2029	130,000	129,377
				299,802
Health care: 0.33%
Health care equipment & supplies: 0.21%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	397,000	396,504
Pharmaceuticals: 0.12%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.10	6-2-2025	225,341	224,158
Industrials: 1.05%
Airlines: 0.65%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.50	4-20-2028	500,000	517,230
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	675,000	710,863
				1,228,093
Commercial services & supplies: 0.23%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50	6-2-2028	438,900	438,487
Machinery: 0.17%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	306,796	307,179
Information technology: 0.23%
Software: 0.23%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.63	7-24-2026	445,829	443,462
Materials: 0.13%
Paper & forest products: 0.13%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.00	7-30-2027	247,509	247,475
Total Loans (Cost $7,383,031)				7,377,782
See accompanying consolidated notes to portfolio of investments

10  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.08%
Illinois: 0.03%
GO revenue: 0.03%
Chicago IL Refunding Bonds Taxable Project Series E	6.05%	1-1-2029	$55,000	$ 59,895
Kansas: 0.01%
Health revenue: 0.01%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00	11-15-2025	25,000	25,258
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	65,000	65,368
Total Municipal obligations (Cost $144,342)				150,521
Non-agency mortgage-backed securities: 13.47%
AFN LLC Series 2019-1A Class A2 144A	4.46	5-20-2049	697,938	733,781
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	1.81	9-20-2029	1,000,000	998,543
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	3.22	4-15-2031	500,000	499,994
Arch Street CLO Limited Series 2016-2A Class DR2 (3 Month LIBOR +3.45%) 144A±	3.58	10-20-2028	1,000,000	1,000,097
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.56	6-5-2030	150,000	131,697
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	705,000	720,784
BX Trust Series 2019-11 Class D 144A±±	4.08	12-9-2041	500,000	514,502
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	2.01	10-15-2036	550,000	547,589
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	3.48	4-20-2034	1,000,000	990,244
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	1.73	7-20-2031	750,000	750,002
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	1,000,000	998,966
CFCRE Commercial Mortgage Trust Series 2016-C7 Class AM	4.16	12-10-2054	400,000	426,467
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	1.52	4-18-2031	1,000,000	983,163
Foundation Finance Trust Series 2019-1A Class A 144A	3.86	11-15-2034	320,736	328,784
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.53	12-25-2049	400,000	413,705
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	2.84	1-25-2030	406,553	405,459
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	1.91	11-16-2036	1,000,000	998,394
Goldman Sachs Mortgage Security Trust Series 2018-LUAU Class B (1 Month LIBOR +1.40%) 144A±	1.51	11-15-2032	1,600,000	1,591,953
JPMorgan Chase & Company Series 2017-6 Class B 144A±±	3.80	12-25-2048	457,849	452,189
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  11

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06%	1-15-2045	$1,568,304	$ 1,563,821
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	1.56	11-15-2038	1,000,000	997,490
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class C (1 Month LIBOR +2.05%) 144A±	2.16	10-16-2036	1,000,000	993,129
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	1,000,000	997,713
NBC Funding LLC Series 2021 Class A2 144A	2.99	7-30-2051	997,500	992,118
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	1.47	10-18-2029	250,000	248,710
OneMain Financial Issuance Trust Series 2019-1A Class D 144A	4.22	2-14-2031	1,100,000	1,101,574
Oxford Finance Funding Trust Series 2019-1A Class A2 144A	4.46	2-15-2027	614,545	626,614
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059	471,418	472,243
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	700,000	566,760
Store Master Funding LLC Series 2014-1A Class A2 144A	5.00	4-20-2044	96,208	97,727
TRK Toorak Mortgage Corporation Series 2021-INV2 Class A2 144A±±	2.12	11-25-2056	986,586	981,678
Verus Securitization Trust Series 2021-8 Class A2 144A±±	2.29	11-25-2066	1,500,000	1,499,113
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28	4-25-2064	753,770	751,855
Total Non-agency mortgage-backed securities (Cost $25,369,938)				25,376,858
U.S. Treasury securities: 13.36%
U.S. Treasury Bond	1.63	11-15-2050	275,000	256,212
U.S. Treasury Bond	1.88	2-15-2041	450,000	445,412
U.S. Treasury Note ##	0.13	1-15-2024	9,300,000	9,182,660
U.S. Treasury Note	0.75	3-31-2026	13,960,000	13,694,349
U.S. Treasury Note	1.50	11-30-2028	1,135,000	1,139,434
U.S. Treasury Note	2.25	5-15-2041	435,000	456,886
Total U.S. Treasury securities (Cost $25,361,115)				25,174,953
Yankee corporate bonds and notes: 7.99%
Communication services: 0.22%
Wireless telecommunication services: 0.22%
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	400,000	405,000
Consumer discretionary: 0.25%
Internet & direct marketing retail: 0.25%
Prosus NV 144A	4.03	8-3-2050	500,000	480,152
Energy: 1.26%
Energy equipment & services: 0.12%
Nabors Industries Limited 144A	7.25	1-15-2026	250,000	231,250
See accompanying consolidated notes to portfolio of investments

12  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels: 1.14%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88%	3-22-2030	$325,000	$ 351,000
Comision Federal de Electricidad Company 144A	3.35	2-9-2031	200,000	195,744
Enbridge Incorporated (5 Year Treasury Constant Maturity +5.31%) ±	5.75	7-15-2080	1,000,000	1,110,000
Northriver Midstream Finance LP 144A	5.63	2-15-2026	220,000	228,978
Petroleos Mexicanos SA 144A«	6.70	2-16-2032	250,000	252,500
				2,138,222
Financials: 4.80%
Banks: 3.66%
African Export Import Bank 144A	3.80	5-17-2031	200,000	204,000
Banco de Bogota SA 144A	6.25	5-12-2026	400,000	432,000
Banco General SA 144A	4.13	8-7-2027	300,000	321,378
Banco Internacional del Peru 144A	3.25	10-4-2026	525,000	536,162
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	1-24-2027	750,000	747,188
Credit Agricole SA (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +6.19%) 144Aʊ±	8.13	12-23-2025	1,000,000	1,184,250
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	500,000	540,234
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	635,000	702,333
Itau Unibanco Holding SA 144A	3.25	1-24-2025	800,000	811,008
NatWest Group plc (5 Year Treasury Constant Maturity +5.63%) ʊ±	6.00	12-29-2025	700,000	766,024
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	600,000	653,719
				6,898,296
Capital markets: 0.27%
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	500,000	516,250
Consumer finance: 0.09%
Unifin Financiera SAB de CV 144A«	9.88	1-28-2029	200,000	168,502
Diversified financial services: 0.16%
Castlelake Aviation Finance 144A	5.00	4-15-2027	105,000	104,213
DAE Funding LLC 144A	3.38	3-20-2028	200,000	202,000
				306,213
Insurance: 0.62%
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	800,000	895,000
Validus Holdings Limited	8.88	1-26-2040	160,000	264,515
				1,159,515
Health care: 0.55%
Biotechnology: 0.11%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	200,000	204,044
Pharmaceuticals: 0.44%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	600,000	528,000
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  13

Consolidated portfolio of investments—December 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Bausch Health Companies Incorporated 144A	6.13%	4-15-2025	$184,000	$ 187,415
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	125,000	118,780
				834,195
Industrials: 0.54%
Airlines: 0.54%
Air Canada 2020-1 Class C Pass-Through Trust 144A	10.50	7-15-2026	500,000	611,834
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	420,000	411,600
				1,023,434
Materials: 0.11%
Containers & packaging: 0.11%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	201,250
Utilities: 0.26%
Electric utilities: 0.26%
Comision Federal de Electricidad Company 144A	3.88	7-26-2033	500,000	490,255
Total Yankee corporate bonds and notes (Cost $14,550,924)				15,056,578
Yankee government bonds: 2.17%
Commonwealth of Bahamas 144A	6.00	11-21-2028	785,000	670,202
Dominican Republic 144A	4.50	1-30-2030	200,000	203,250
Dominican Republic 144A	4.88	9-23-2032	200,000	203,250
Mongolia Government	5.63	5-1-2023	200,000	205,755
Provincia de Cordoba 144Aøø	6.98	12-10-2025	254,472	191,175
Provincia de Cordoba (PIK at 6.88%) 144A¥	5.00	2-1-2029	557,619	324,819
Provincia de Santa Fe	7.00	3-23-2023	350,000	325,941
Republic of Angola	9.50	11-12-2025	400,000	427,368
Republic of Sri Lanka	5.75	1-18-2022	200,000	180,392
Sultanate of Oman 144A	6.25	1-25-2031	300,000	327,699
United Mexican States	4.28	8-14-2041	1,000,000	1,036,250
Total Yankee government bonds (Cost $4,204,194)				4,096,101

Short-term investments: 6.76%
Commercial paper: 1.59%
General Motors Financial Company Incorporated 144A	0.37	1-18-2022	1,500,000	1,499,726
Jabil Incorporated 144A	0.50	1-7-2022	1,500,000	1,499,854
				2,999,580

See accompanying consolidated notes to portfolio of investments

14  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

		Yield	Shares	Value
Investment companies: 5.17%
Allspring Government Money Market Fund Select Class ♠∞*##		0.03%	9,745,063	$ 9,745,063
Total Short-term investments (Cost $12,744,707)				12,744,643
Total investments in securities (Cost $196,167,277)	105.23%			198,308,577
Other assets and liabilities, net	(5.23)			(9,848,609)
Total net assets	100.00%			$188,459,968

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.
*	A portion of the holding represents an investment held in Strategic Income Special Investment (Cayman) Ltd., the consolidated entity.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GBP	Great British pound
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  15

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,284,117	$38,258,413	$(35,797,467)	$0	$0	$9,745,063	9,745,063	$819
Securities Lending Cash Investments LLC	7,560,711	14,086,674	(17,212,907)	0	0	4,434,478	4,434,478	223#
				$0	$0	$14,179,541		$1,042

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,150,000,000 COP	528,600 USD	Morgan Stanley Incorporated	1-7-2022	$0	$(8,895)
528,600 USD	2,150,000,000 COP	Morgan Stanley Incorporated	1-7-2022	27,042	0
523,182 USD	2,150,000,000 COP	Morgan Stanley Incorporated	1-7-2022	8,470	0
18,443,163 USD	16,170,000 EUR	Citibank National Association	3-31-2022	0	(137,167)
7,950,000,000 IDR	557,671 USD	Morgan Stanley Incorporated	1-7-2022	1,396	0
557,671 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	1-7-2022	0	(9,206)
553,168 USD	7,950,000,000 IDR	Morgan Stanley Incorporated	4-8-2022	0	(3,060)
1,029,606 USD	21,410,000 MXN	Citibank National Association	3-31-2022	0	(17,424)
1,319,206 USD	975,000 GBP	Citibank National Association	3-31-2022	0	(29,172)
37,500,000 RUB	499,035 USD	Morgan Stanley Incorporated	1-14-2022	0	(5,411)
499,035 USD	37,500,000 RUB	Morgan Stanley Incorporated	1-14-2022	6,123	0
489,450 USD	37,500,000 RUB	Morgan Stanley Incorporated	4-8-2022	5,207	0
3,000,000 RUB	39,156 USD	Morgan Stanley Incorporated	4-8-2022	0	(481)
1,970,675 USD	31,795,000 ZAR	Citibank National Association	3-31-2022	14,511	0
				$62,749	$(210,816)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	23	3-22-2022	$2,978,180	$3,000,782	$22,602	$0
10-Year U.S. Ultra Treasury Notes	16	3-22-2022	2,315,527	2,343,000	27,473	0
2-Year U.S. Treasury Notes	61	3-31-2022	13,321,449	13,308,484	0	(12,965)
5-Year U.S. Treasury Notes	38	3-31-2022	4,586,186	4,597,110	10,924	0
Short
Euro-Bund Futures	(83)	3-8-2022	(16,496,886)	(16,193,688)	303,198	0
U.S. Long Term Bonds	(12)	3-22-2022	(1,900,311)	(1,925,250)	0	(24,939)
U.S. Ultra Treasury Bonds	(11)	3-22-2022	(2,124,645)	(2,168,375)	0	(43,730)
					$364,197	$(81,634)
See accompanying consolidated notes to portfolio of investments

16  |  Allspring Income Plus Fund

Consolidated portfolio of investments—December 31, 2021 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover *	5.00%	Quarterly	6-20-2026	EUR	3,000,000	$384,460	$379,479	$4,981	$0
Markit iTraxx Europe Subordinated Financial Index *	1.00	Quarterly	6-20-2026	EUR	12,000,000	22,253	(39,022)	61,275	0
Sell Protection
Markit CDX Emerging Markets Index*	1.00	Quarterly	6-20-2026	USD	1,000,000	(33,267)	(25,992)	0	(7,275)
								$66,256	$(7,275)

*	Represents an investment held in Strategic Income Special Investments (Cayman) Ltd, the consolidated entity.
See accompanying consolidated notes to portfolio of investments

Allspring Income Plus Fund  |  17

Notes to consolidated portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S.

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Notes to consolidated portfolio of investments—December 31, 2021 (unaudited)

dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.

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Notes to consolidated portfolio of investments—December 31, 2021 (unaudited)

Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to consolidated portfolio of investments—December 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$13,553,878	$0	$13,553,878
Asset-backed securities	0	17,606,470	0	17,606,470
Convertible debentures	0	1,886,125	0	1,886,125
Corporate bonds and notes	0	46,287,575	0	46,287,575
Foreign corporate bonds and notes	0	17,480,330	0	17,480,330
Foreign government bonds	0	7,856,967	0	7,856,967
Investment companies	3,659,796	0	0	3,659,796
Loans	0	6,499,183	878,599	7,377,782
Municipal obligations	0	150,521	0	150,521
Non-agency mortgage-backed securities	0	25,376,858	0	25,376,858
U.S. Treasury securities	25,174,953	0	0	25,174,953
Yankee corporate bonds and notes	0	15,056,578	0	15,056,578
Yankee government bonds	0	4,096,101	0	4,096,101
Short-term investments
Commercial paper	0	2,999,580	0	2,999,580
Investment companies	9,745,063	0	0	9,745,063
	38,579,812	158,850,166	878,599	198,308,577
Forward foreign currency contracts	0	62,749	0	62,749
Futures contracts	364,197	0	0	364,197
Swap contracts	0	66,256	0	66,256
Total assets	$38,944,009	$158,979,171	$878,599	$198,801,779
Liabilities
Forward foreign currency contracts	$0	$210,816	$0	$210,816
Futures contracts	81,634	0	0	81,634
Swap contracts	0	7,275	0	7,275
Total liabilities	$81,634	$218,091	$0	$299,725
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of December 31, 2021, $1,106,500 was segregated as cash collateral for these open futures contracts.
For the three months ended December 31, 2021 the Fund had no material transfers into/out of Level 3.

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